Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Current Tax Provision Federal - Taxable income
Total current tax provisions
Deferred Tax Provision, Federal - Loss carry forwards			6,838
Change in valuation allowance			6,838
Total deferred tax provisions